COMMITMENTS AND CONTINGENCIES (Rent expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Rent Expense	$ 60	$ 51	$ 45